Overview and Basis of Presentation	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Overview and Basis of Presentation

Note 1.  Overview and Basis of Presentation

Description of Business and Separation

The principal business of LSC Communications, Inc., a Delaware corporation, and its direct or indirect wholly-owned subsidiaries (“LSC Communications,” “the Company,” “we,” “our” and “us”) is to offer a broad scope of traditional and digital print, print-related services and office products.  The Company serves the needs of publishers, merchandisers and retailers worldwide with a service offering that includes e-services, warehousing and fulfillment and supply chain management. The Company utilizes a broad portfolio of technology capabilities coupled with consultative attention to clients' needs to increase speed to market, reduce costs, provide postal savings to customers and improve efficiencies. The Company prints magazines, catalogs, retail inserts, books, and directories and its office products offerings include filing products, note-taking products, binders, tax and stock forms and envelopes.

  On October 1, 2016 (the “separation date”), R. R. Donnelley & Sons Company (“RRD” or the “Parent”) completed the previously announced separation (the “separation”) into three separate independent publicly-traded companies: (i) its publishing and retail-centric print services and office products business (“LSC Communications”); (ii) its financial communications services business (“Donnelley Financial Solutions, Inc.” or “Donnelley Financial”) and (iii) a global, customized multichannel communications management company, which is the business of RRD after the separation.  To effect the separation, RRD undertook a series of transactions to separate net assets and legal entities.  RRD completed the distribution (the “distribution”) of 80.75%, of the outstanding common stock of LSC Communications and Donnelley Financial to RRD shareholders on October 1, 2016.  RRD retained a 19.25% ownership stake in both LSC Communications and Donnelley Financial.  On October 1, 2016, RRD shareholders of record as of the close of business on September 23, 2016 received one share of LSC Communications common stock and one share of Donnelley Financial common stock for every eight shares of RRD common stock held as of the record date. As a result of the separation, LSC Communications and Donnelley Financial are now independent publicly-traded companies and began regular way trading under the symbols “LKSD” and “DFIN,” respectively, on the New York Stock Exchange on October 3, 2016.  RRD remains an independent publicly-traded company trading under the symbol “RRD” on the New York Stock Exchange.

In connection with the separation, LSC Communications, RRD and Donnelley Financial entered into commercial arrangements and transition services agreements.  Under the terms of the commercial arrangements, RRD continues to provide, among other things, logistics, premedia, production and sales services to LSC Communications.  RRD will also provide LSC Communications certain global outsourcing, technical support and other services.  LSC Communications also continues to provide print and bind services for Donnelley Financial. In addition, LSC Communications continues to provide sales support services to RRD’s Asia and Mexico print and graphics management businesses in order to facilitate sales of books and related products to the U.S.

Under the terms of the transition services agreements, RRD provides certain services to LSC Communications, including, but not limited to, in such areas as tax, information technology, treasury, internal audit, human resources, accounting, purchasing, communications, security and compensation and benefits.  These agreements facilitated the separation by allowing LSC Communications to operate independently prior to establishing stand-alone back office systems across its organization.  Transition services may be provided for up to twenty-four months following the separation.  LSC Communications provides certain services to RRD and Donnelley Financial including, but not limited to, information technology and credit services.

The Company and RRD also entered into:

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A separation and distribution agreement (of which Donnelley Financial is also a party) which accomplished the distribution of LSC Communications’ common stock and the distribution of Donnelley Financial’s common stock to RRD’s common stockholders, and which governs the Company’s relationships with RRD and Donnelley Financial with respect to pre-separation matters and provides for the allocation of employee benefit, litigation and other liabilities and obligations attributable to periods prior to the separation;

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A Tax Disaffiliation Agreement that allocates responsibility for taxes between LSC Communications and RRD and includes indemnification rights with respect to tax matters and restrictions to preserve the tax-free status of the separation; and

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A Patent Assignment and License Agreement, a Trademark Assignment and License Agreement, a Data Assignment and License Agreement and a Software, Copyright and Trade Secret Assignment and License Agreement, in each case, that will provide for ownership, licensing and other arrangements to facilitate RRD’s, Donnelley Financial’s and the Company’s ongoing use of intellectual property, as applicable.

Final copies of such agreements are filed as exhibits to this annual report on Form 10-K.

Basis of Presentation

    The accompanying consolidated and combined financial statements reflect the consolidated statements of income and balance sheets of the Company as an independent, publicly traded company for the periods after the separation, and the combined statements of income and balance sheets of the Company as a combined reporting entity of RRD for the periods prior to the separation.

The consolidated and combined financial statements include the statements of income, balance sheets, and cash flows in conformity with accounting principles generally accepted in the United States (“GAAP”).

Certain prior year amounts were restated to conform to the Company’s current consolidated and combined balance sheet classifications.

Prior to the Separation

The combined financial statements were prepared on a stand-alone basis and were derived from RRD’s consolidated financial statements and accounting records. They include certain expenses of RRD which were allocated to LSC Communications for certain corporate functions, including healthcare and pension benefits, information technology, finance, legal, human resources, internal audit, treasury, tax, investor relations and executive oversight.  These expenses were allocated to the Company on the basis of direct usage, when available, with the remainder allocated on a pro rata basis by revenue, employee headcount, or other measures. The Company considered the allocation methodologies and results to be reasonable for all periods presented; however, these allocations may not be indicative of the actual expenses that LSC Communications would have incurred as an independent public company or the costs it may incur in the future.  The income tax amounts in these combined financial statements were calculated based on a separate income tax return methodology and presented as if the Company’s operations were separate taxpayers in the respective jurisdictions.

All intercompany transactions and accounts have been eliminated.  All intracompany transactions between LSC Communications, RRD and Donnelley Financial are considered to be effectively settled in the consolidated and combined financial statements at the time the transaction is recorded.  The total net effect of the settlement of these intracompany transactions is reflected in the consolidated and combined statements of cash flows as a financing activity and in the consolidated and combined balance sheets as net parent company investment.  Net parent company investment is primarily impacted by contributions from RRD which are the result of treasury activities and net funding provided by or distributed to RRD.  In connection with the separation, the net parent investment balance was transferred to additional paid-in-capital in the consolidated and combined balance sheets.

After the Separation

On October 1, 2016, the Company recorded certain separation-related adjustments primarily related to certain assets and liabilities which were distributed as part of the separation from RRD, resulting in a net $244 million decrease to equity.  The adjustments primarily related to the assumption of certain pension obligations and plan assets in single employer plans for the Company’s employees and certain former employees and retirees of RRD.  The Company recorded a net benefit obligation of $358 million as of October 1, 2016 for these plans.  In addition, the Company recorded separation-related adjustments for certain workers’ compensation liabilities of $39 million, of which $11 million was short-term and $28 million was long-term, and a workers’ compensation recovery asset of $5 million. Refer to the separation-related adjustments disclosed in consolidated and combined statement of equity. Additional separation-related adjustments may be recorded in future periods.

LSC Communications generates a portion of its net sales from sales to RRD and its subsidiaries.  Additionally, LSC Communications utilizes RRD for freight and logistics when shipping finished goods to its customers, premedia services and printing products.  Refer to Note 20, Related Parties, for more information.